UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 2000.

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      May 18, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: 106126

List of Other Included Managers: NONE



                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
A T & T                        COMM STK         001957208    14850   400000 SH       SOLE               0        0   400000
ARMOR HOLDINGS                 COMM STK         042260109      804    73900 SH       SOLE           14500        0    59400
CITRIX SYSTEMS, INC.           COMM STK         177376100    33671   543900 SH       SOLE          183000        0   360900
FEDERATED INVESTORS            COMM STK         314211103    13257   768500 SH       SOLE          641400        0   127100
MARTIN MARIETTA MATERIALS      COMM STK         573284106     5787   144900 SH       SOLE           44900        0   100000
OFFICE DEPOT                   COMM STK         676220106     4584   450000 SH       SOLE               0        0   450000
POTLATCH CORP.                 COMM STK         737628107     3007    73000 SH       SOLE           23700        0    49300
SEPRACOR, INC.                 CONV BND         817315AF1     3673  4000000 PRN      SOLE               0        0  4000000
TITAN PHARMACEUTICALS CO.      COMM STK         888314101     2344   250000 SH       SOLE               0        0   250000
U S AGGREGATES, INC.           COMM STK         90334D109     8402   602800 SH       SOLE          311000        0   291800
WATSON PHARMACEUTICALS         COMM STK         943683103    13075   427800 SH       SOLE           89500        0   338300
WINK COMM, INC.                COMM STK         974168106     2672    61200 SH       SOLE           11200        0    50000
